Plainsboro Funds

Plainsboro China Fund

Supplement to the Prospectus dated December 28, 2012

Supplement dated May 1, 2013

Use of Standard Industrial Classification Codes and New Fund Website

The Board of Trustees of the Plainsboro Funds (the “Trust”) recently approved the Trust’s use of Standard Industrial Classification (or SIC) Codes for industry concentration purposes.  Should a particular company in which the Fund invests not be classified in the SIC codes, the Trust may, alternatively, utilize the classification provided by the Hong Kong Stock Exchange.

The Fund has recently launched a website with the address of www.plainsborofunds.com.   As such, the section in the Fund’s prospectus entitled “Where to go for Additional Information” is hereby deleted and replaced in its entirety with the following:

WHERE TO GO FOR MORE INFORMATION

For shareholder inquiries, please call toll-free in the U.S. at 1-866-707-8588.

You will also find more information about the Fund in the following documents:

Statement of Additional Information

The Statement of Additional Information is on file with the Securities and Exchange Commission (“SEC”), contains additional and more detailed information about the Fund, and is incorporated into this Prospectus by reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. There are four ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.

Plainsboro China Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-866-707-8588

2.

Call or write the Public Reference Section of SEC and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC

Washington D.C. 20549-1520

1-202-551-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.

Go to the SEC's website (www.sec.gov) and download a text-only version.

4.

Visit the Fund’s website at www.plainsborofunds.com.

SEC file number 811-222560

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Plainsboro China Fund

4 Windmill Court

Plainsboro, New Jersey 08536

1-866-707-8588

This supplement and the Prospectus provide the information a prospective investor should know about the Plainsboro Funds and should be retained for future reference. A Statement of Additional Information, dated December 28, 2012 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling 1.866.707.8588.